Condensed Consolidated Interim Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]		Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 108			$ 252,561	$ 10,401	$ (232,153)	$ 30,917
Balance, shares at Dec. 31, 2020	48,187,463
Net loss						(6,283)	(6,283)
Issuance of ordinary shares, net of issuance costs	$ 5			3,531			3,536
Stock Issued During Period, Shares, Other	1,470,000
Exercised warrants	$ 14			8,879	(1,845)		7,048
Exercised warrants, shares	4,861,906
Issuance of ordinary shares subject to possible redemption			$ 1,598
Issuance of ordinary shares subject to possible redemption,shares			615,366
Share based compensation				436			436
Balance at Mar. 31, 2021	$ 127		$ 1,598	265,407	8,556	(238,436)	35,654
Balance, shares at Mar. 31, 2021	54,519,369		615,366
Balance at Dec. 31, 2021	$ 171		$ 1,598	309,355	3,127	(262,073)	50,580
Balance, shares at Dec. 31, 2021	68,711,584		615,366
Net loss						(10,428)	(10,428)
Reclassification of redemption shares into ordinary shares	$ 2		$ (1,598)	1,596			1,598
Reclassification of redemption shares into ordinary shares, shares	615,366		(615,366)
Share based compensation to employees and service provider		[1]		1,048			1,048
Share based compensation to employees and service provider, shares	10,362
Balance at Mar. 31, 2022	$ 173			$ 311,999	$ 3,127	$ (272,501)	$ 42,798
Balance, shares at Mar. 31, 2022	69,337,312

[1]	less than one thousand dollars